Fair Value of Financial Instruments - Schedule of Fair Value Financial Assets and Financial Liabilities Measured at Fair Value on Recurring Basis (Details) ₸ in Millions	Dec. 31, 2025 KZT (₸)	Dec. 31, 2024 KZT (₸)	Dec. 31, 2023 KZT (₸)
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	₸ 7,059	₸ 262
Level 3
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	9,347	3,261	₸ 2,322
Fair value Recurring | Level 1
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	237,573	22,898
Fair value Recurring | Level 2
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	908,299	1,463,463
Derivative financial assets	747	17,149
Investment funds at FVPTL	21,717	0
Derivative financial liabilities	7,059	262
Fair value Recurring | Level 3
Disclosure of fair value measurement of assets [line items]
Non-derivative financial assets at FVTOCI	9,347	3,261
Unlisted equity investments classified as financial assets at fair value through other comprehensive income	₸ 63	₸ 60
Fair value Recurring | Level 3 | Minimum
Disclosure of fair value measurement of assets [line items]
Discount ratio	10
Fair value Recurring | Level 3 | Maximum
Disclosure of fair value measurement of assets [line items]
Discount ratio	30
Fair value Recurring | Level 3 | Discounted Cash Flow | Weighted Average
Disclosure of fair value measurement of assets [line items]
Discount ratio	14.1